Summary of Significant Accounting Policies 2 (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 21, 2011	Dec. 31, 2010
Software and Other Development Costs [Abstract]
Research and Development Expense	$ 0.1	$ 16.5	$ 15.5	$ 8.7
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life		3 years
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life		15 years
Computer software and hardware [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life		3 years
Computer software and hardware [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life		5 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life		1 year
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life		20 years
Building and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life		20 years
Building and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life		30 years
Furniture, fixtures and transportation equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life		5 years
Furniture, fixtures and transportation equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life		8 years